Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234159
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blackstone High Income ETF
Trading Symbol	HYBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Blackstone High Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone High Income ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 545,343,878
Holdings Count | Holding	669
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$545,343,878 Number of Portfolio Holdings669 Portfolio Turnover Rate89%
Holdings [Text Block]

Top Security Types

Assets	%
Corporate Bonds & Notes	46.0%
Senior Floating Rate Loans	39.4%
Asset-Backed Securities	10.5%
Short-Term Investments	5.1%
Mutual Funds and Exchange Traded Products	1.0%
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Blackstone Senior Loan ETF	1.0%
Global Medical Response, Inc., 7.38%, due 10/01/32	0.9%
Fair Isaac Corp., 4.00%, due 06/15/28	0.8%
Allied Universal Holdco LLC, 6.97%, due 08/20/32	0.7%
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29	0.7%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.7%
Cloud Software Group, Inc., 6.92%, due 08/13/32	0.6%
Rocket Software, Inc., 7.47%, due 11/28/28	0.6%
Kioxia Holdings Corp., 6.63%, due 07/24/33	0.6%
TransDigm, Inc., 6.38%, due 03/01/29	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101921
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blackstone Senior Loan ETF
Trading Symbol	SRLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone Senior Loan ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[2]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 6,567,634,229
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$6,567,634,229 Number of Portfolio Holdings618 Portfolio Turnover Rate67%
Holdings [Text Block]

Top Security Types

Assets	%
Senior Floating Rate Loans	88.6%
Corporate Bonds & Notes	8.3%
Short-Term Investments	2.2%
Repurchase Agreements	1.5%
Asset-Backed Securities	0.7%
Common Stocks	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
CommScope, Inc., 8.47%, due 12/17/29	1.9%
Global Medical Response, Inc., 7.38%, due 10/01/32	1.9%
Boost Newco Borrower LLC, 5.67%, due 01/31/31	1.9%
X Corp., 10.45%, due 10/26/29	1.8%
Gainwell Acquisition Corp., 7.77%, due 10/01/27	1.7%
Great Outdoors Group LLC, 6.97%, due 01/23/32	1.7%
Peraton Corp., 7.69%, due 02/01/28	1.7%
Allied Universal Holdco LLC, 6.97%, due 08/20/32	1.6%
Barclays Capital, Inc, 3.67%, due 06/15/26	1.5%
Asurion LLC, 9.08%, due 01/20/29	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000164161
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fixed Income ETF
Trading Symbol	EMTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® DoubleLine® Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Emerging Markets Fixed Income ETF	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[3]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 104,869,099
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$104,869,099 Number of Portfolio Holdings125 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Countries

Countries	%
Mexico	14.7%
Chile	13.8%
India	12.5%
Brazil	12.4%
Peru	11.5%
Singapore	7.1%
Indonesia	6.8%
Colombia	4.6%
Paraguay	4.1%
Malaysia	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.4%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.4%
Oversea-Chinese Banking Corp. Ltd., 4.60%, due 06/15/32	2.4%
MISC Capital Two Labuan Ltd., 3.75%, due 04/06/27	2.4%
Corp. Nacional del Cobre de Chile, 3.00%, due 09/30/29	2.4%
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, due 07/27/26	2.3%
Pertamina Persero PT, 1.40%, due 02/09/26	2.2%
Chile Electricity Lux MPC SARL, 6.01%, due 01/20/33	2.1%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, due 05/15/27	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000164160
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Duration Total Return Tactical ETF
Trading Symbol	STOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® DoubleLine® Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Short Duration Total Return Tactical ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[4]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 336,292,506
Holdings Count | Holding	497
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$336,292,506 Number of Portfolio Holdings497 Portfolio Turnover Rate32%
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasury Obligations	31.5%
Corporate Bonds & Notes	18.7%
Asset-Backed Securities	18.2%
Mortgage-Backed Securities	13.9%
Commercial Mortgage Backed Securities	7.1%
U.S. Government Agency Obligations	5.9%
Short-Term Investments	2.7%
Senior Floating Rate Loans	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.50%, due 10/31/27	12.8%
U.S. Treasury Notes, 0.75%, due 01/31/28	6.3%
U.S. Treasury Notes, 0.50%, due 06/30/27	5.1%
U.S. Treasury Notes, 0.88%, due 11/15/30	4.2%
U.S. Treasury Notes, 0.88%, due 09/30/26	1.5%
PRPM Trust, Class A1, 5.69%, due 04/25/70	1.0%
OBX Trust, Class A1, 5.56%, due 05/25/55	1.0%
U.S. Treasury Notes, 0.63%, due 03/31/27	0.9%
OBX Trust, Class A3, 5.62%, due 07/25/65	0.8%
COLT Mortgage Loan Trust, Class A3, 5.39%, due 01/26/71	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000144728
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Tactical ETF
Trading Symbol	TOTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® DoubleLine® Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Total Return Tactical ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[5]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,053,725,805
Holdings Count | Holding	1,538
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,053,725,805 Number of Portfolio Holdings1,538 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Security Types

Assets	%
U.S. Government Agency Obligations	35.8%
U.S. Treasury Obligations	20.9%
Mortgage-Backed Securities	12.7%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	10.9%
Commercial Mortgage Backed Securities	3.2%
Short-Term Investments	1.7%
Senior Floating Rate Loans	0.9%
Foreign Government Obligations	0.3%
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 03/31/26	6.2%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.9%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.3%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.6%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.6%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.2%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/55	0.8%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.8%
U.S. Treasury Bills, due 03/12/26	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000229692
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Loomis Sayles Opportunistic Bond ETF
Trading Symbol	OBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Loomis Sayles Opportunistic Bond ETF	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[6]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 52,067,735
Holdings Count | Holding	463
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$52,067,735 Number of Portfolio Holdings463 Portfolio Turnover Rate45%
Holdings [Text Block]

Top Security Types

Assets	%
Corporate Bonds & Notes	69.7%
Senior Floating Rate Loans	13.8%
Mutual Funds and Exchange Traded Products	7.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.7%
Convertible Bonds	1.1%
Commercial Mortgage Backed Securities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Blackstone Senior Loan ETF	4.6%
Invesco Senior Loan ETF	3.0%
Applied Materials, Inc., 4.60%, due 01/15/36	2.3%
BCC Middle Market CLO LLC, Class A1, 5.73%, due 07/17/37	1.8%
Roche Holdings, Inc., 4.67%, due 12/02/35	0.8%
UniCredit SpA, 7.30%, due 04/02/34	0.8%
BNP Paribas SA, 6.88%, due 12/15/33	0.7%
Helmerich & Payne, Inc., 5.50%, due 12/01/34	0.7%
S&S Holdings LLC, 8.73%, due 10/01/31	0.6%
Galaxy U.S. Opco, Inc., 5.34%, due 07/31/30	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000231369
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen Municipal Bond ESG ETF
Trading Symbol	MBNE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ESG ETF	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[7]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 13,186,726
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$13,186,726 Number of Portfolio Holdings44 Portfolio Turnover Rate25%
Holdings [Text Block]

Top Ten States

States	%
New York	14.4%
California	13.6%
Texas	8.6%
New Jersey	7.8%
Virginia	6.8%
Connecticut	5.9%
Washington	4.8%
Massachusetts	4.7%
Wisconsin	4.6%
Oregon	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY, 5.00%, due 11/15/37	4.8%
Massachusetts Development Finance Agency Revenue, MA, 5.00%, due 11/15/32	4.7%
Public Finance Authority Revenue, WI, 4.00%, due 11/15/37	4.6%
Virginia Small Business Financing Authority Revenue, VA, 5.00%, due 01/01/37	4.0%
University of California Revenue, CA, 5.00%, due 05/15/38	4.0%
Washington State Housing Finance Commission Revenue, WA, 5.50%, due 07/01/44	3.9%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX, 5.50%, due 12/31/58	3.9%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	3.8%
City of San Francisco Public Utilities Commission Water Revenue, CA, 5.00%, due 11/01/34	3.8%
State of Connecticut Special Tax Revenue, CT, 4.00%, due 05/01/39	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ESG ETF to the State Street® Nuveen Municipal Bond ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ESG ETF to the State Street® Nuveen Municipal Bond ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000225200
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen Municipal Bond ETF
Trading Symbol	MBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[8]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 27,526,010
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$27,526,010 Number of Portfolio Holdings76 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten States

States	%
California	12.4%
Texas	10.7%
New York	7.8%
Florida	6.4%
Georgia	5.8%
Alabama	5.1%
Oklahoma	5.1%
Arizona	5.0%
Utah	3.8%
Michigan	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Arizona Board of Regents Revenue, AZ, 5.00%, due 07/01/34	3.0%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	2.9%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.8%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.8%
San Francisco Bay Area Rapid Transit District, General Obligation, CA, 5.00%, due 08/01/34	2.6%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.5%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.3%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.3%
Fort Bend Independent School District, General Obligation, TX, 4.00%, due 02/15/33	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000173571
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income Sector Rotation ETF
Trading Symbol	FISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Fixed Income Sector Rotation ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[9]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 360,073,076
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$360,073,076 Number of Portfolio Holdings8 Portfolio Turnover Rate76%
Holdings [Text Block]

Top Security Types

Asset Types	%
Domestic Fixed Income	99.9%
Short-Term Investments	6.8%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
State Street SPDR Portfolio Mortgage-Backed Bond ETF	31.3%
State Street SPDR Portfolio Intermediate Term Treasury ETF	21.4%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	16.2%
State Street SPDR Portfolio Long Term Treasury ETF	12.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	10.6%
State Street SPDR Bloomberg High Yield Bond ETF	8.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101919
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Allocation ETF
Trading Symbol	GAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Global Allocation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Global Allocation ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[10]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 273,954,523
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$273,954,523 Number of Portfolio Holdings18 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	38.3%
International Equity	27.8%
Domestic Fixed Income	19.9%
International Fixed Income	7.6%
Short-Term Investments	4.1%
Inflation Linked	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	32.3%
SPDR Portfolio Developed World ex-U.S. ETF	15.8%
SPDR Portfolio Emerging Markets ETF	8.9%
State Street SPDR Portfolio Aggregate Bond ETF	7.5%
State Street SPDR Portfolio Long Term Treasury ETF	4.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	4.0%
SPDR S&P International Small Cap ETF	3.1%
SPDR Bloomberg International Corporate Bond ETF	3.1%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101917
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Allocation ETF
Trading Symbol	INKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Income Allocation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Income Allocation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[11]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 68,221,877
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$68,221,877 Number of Portfolio Holdings15 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Allocation

Asset Types	%
Domestic Equity	38.9%
Domestic Fixed Income	31.9%
Short-Term Investments	15.8%
International Fixed Income	14.1%
International Equity	12.0%
Real Estate	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Long Term Treasury ETF	12.8%
State Street SPDR Portfolio S&P 500 High Dividend ETF	11.4%
Schwab U.S. Dividend Equity ETF	11.4%
State Street U.S. Equity Premium Income ETF	10.1%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	9.0%
SPDR S&P Global Infrastructure ETF	9.0%
State Street SPDR Bloomberg High Yield Bond ETF	8.1%
State Street Blackstone Senior Loan ETF	6.1%
State Street SPDR ICE Preferred Securities ETF	5.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101916
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Asset Real Return ETF
Trading Symbol	RLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Multi-Asset Real Return ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[12]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 643,604,096
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$643,604,096 Number of Portfolio Holdings13 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Allocation

Asset Types	%
Natural Resources	29.5%
International Equity	26.9%
Domestic Fixed Income	23.9%
Short-Term Investments	9.8%
Inflation Linked	6.8%
Real Estate	5.3%
Domestic Equity	4.5%
International Fixed Income	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR S&P Global Infrastructure ETF	25.6%
SPDR S&P Global Natural Resources ETF	24.8%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	23.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6.8%
State Street SPDR S&P Metals & Mining ETF	4.7%
The Energy Select Sector SPDR Fund	4.5%
State Street SPDR Dow Jones REIT ETF	3.5%
SPDR FTSE International Government Inflation-Protected Bond ETF	3.1%
SPDR Dow Jones International Real Estate ETF	1.8%
VanEck Agribusiness ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000119098
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ultra Short Term Bond ETF
Trading Symbol	ULST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Ultra Short Term Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 622,912,787
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$622,912,787 Number of Portfolio Holdings360 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Security Types

Assets	%
Corporate Bonds & Notes	51.3%
U.S. Treasury Obligations	33.1%
Short-Term Investments	10.3%
Asset-Backed Securities	3.4%
Commercial Mortgage Backed Securities	0.9%
Foreign Government Obligations	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 02/28/27	11.3%
U.S. Treasury Bills, 4.12%, due 01/22/26	8.0%
U.S. Treasury Bills, 3.79%, due 02/03/26	8.0%
U.S. Treasury Notes, 3.63%, due 08/31/27	2.9%
U.S. Treasury Notes, 4.00%, due 06/30/28	2.8%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.6%
Sumitomo Mitsui Financial Group, Inc., 3.78%, due 03/09/26	1.6%
Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	1.6%
BA Credit Card Trust, Class A1, 4.79%, due 05/15/28	1.2%
NTT Finance Corp., 1.16%, due 04/03/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000170017
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Sector Rotation ETF
Trading Symbol	XLSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® US Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Sector Rotation ETF	$34	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[14]
Material Change Date	Dec. 31, 2025
AssetsNet	$ 888,824,648
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$888,824,648 Number of Portfolio Holdings26 Portfolio Turnover Rate99%
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	62.6%
Common Stocks	37.4%
Short-Term Investments	33.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Technology Select Sector SPDR ETF	24.3%
State Street Health Care Select Sector SPDR ETF	16.6%
State Street Consumer Staples Select Sector SPDR ETF	8.3%
State Street Financial Select Sector SPDR ETF	8.2%
Alphabet, Inc., Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	5.0%
State Street Communication Services Select Sector SPDR ETF	4.9%
Meta Platforms, Inc., Class A	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

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